UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22548

The Wall Street EWM Funds Trust
(Exact name of registrant as specified in charter)

55 E. 52nd Street
New York, NY  10055
(Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street EWM Funds Trust
55 E. 52nd Street
New York, NY  10055
(Name and address of agent for service)

(800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  December 31, 2012

Item 1. Reports to Stockholders.

Macro Opportunity Fund

ANNUAL REPORT
December 31, 2012

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
SHAREHOLDER LETTER

Dear Shareholder:

2012 was an unusually challenging time for the strategy of the Evercore Wealth Management Macro Opportunity Fund (“Fund”) due to the fact that all of the markets it sought to hedge to varying degrees – equities, bonds and the dollar – had positive returns, notwithstanding the inflationary risks of current monetary policy and the growth hindrance of now contracting fiscal policy, among other factors.  While we continue to believe that at least one of these major markets will be negatively impacted by current government policies, we cannot predict how long the current resilience of all three markets will last.  We considered a number of options to address the challenges posed by current market conditions, including modifying the Fund’s investment strategy.  We concluded, however, that modifying the strategy would increase the expenses of managing and offering the Fund and would result in significant added regulatory burdens on the Fund.  After considering various options for the Fund, we determined that the potential for meaningful growth of the Fund was limited and that the Fund would not be able to conduct business and operations in an economically efficient manner.  We therefore recommended to the Fund’s Board of Trustees, and the Board of Trustees approved, an orderly liquidation and termination of the Fund.

Sincerely,

John McDermott, CFA
Brian Pollak, CFA
Judith McDonald Moses, CFA

Portfolio Managers

Past performance is not a guarantee of future results.

This report must be preceded or accompanied by a prospectus. Opinions expressed as those of the fund, are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund is non-diversified, meaning it may invest its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Investment by the Fund in lower rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETFs shares may trade at a discount to its net asset value, an active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. Derivatives, including futures, swaps and forward foreign currency contracts, may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to risk assumed. Diversification does not assure a profit or protect against loss is a declining market.

The Evercore Wealth Management Macro Opportunity Fund is distributed by Quasar Distributors, LLC

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED SCHEDULE OF
INVESTMENTS
December 31, 2012

	Shares		Value
COMMON STOCKS – 7.9%

Energy – 4.6%
Enterprise Products
Partners LP (a)	27,500		$1,377,201
Suncor Energy, Inc. (b)	30,000		989,400
Williams Companies, Inc.	45,300		1,483,122
			3,849,723
Oil and Gas Pipelines – 3.3%
Enbridge Energy Partners LP (a)	44,259		1,234,826
Kinder Morgan, Inc.	43,500		1,536,855
			2,771,681
TOTAL COMMON STOCKS
(Cost $5,418,844)			6,621,404

	Principal
	Amount
FOREIGN GOVERNMENT
BONDS (b) – 9.2%

Canadian Government
3.25%, 06/01/2021	1,910,000	(C$)	2,152,154
2.75%, 06/01/2022	2,450,000	(C$)	2,665,640
Kingdom of Norway
2.00%, 05/24/2023	16,450,000	(kr)	2,938,633

TOTAL FOREIGN
GOVERNMENT BONDS
(Cost $7,461,472)			7,756,427

CORPORATE BOND – 2.1%
International Finance Corp. (b)
5.00%, 12/21/2015
(Cost $1,787,829)	3,750,000	(R$)	1,797,619

	Shares
EXCHANGE TRADED
FUNDS (a) – 27.6%

Commodity-Linked ETFs (c) – 15.9%
iShares Gold Trust	601,500		9,786,405
SPDR Gold Trust	22,000		3,564,220
			13,350,625
Currency-Linked ETF – 4.4%
WisdomTree Chinese Yuan	145,000		3,701,850

Index-Linked ETF – 7.3%
ProShares UltraShort
20+ Year Treasury	97,000		6,154,650

TOTAL EXCHANGE
TRADED FUNDS
(Cost $22,999,217)			23,207,125

MUTUAL FUND – 12.2%
RidgeWorth Seix Floating
Rate High Income Fund	1,140,503		10,241,715

TOTAL MUTUAL FUND
(Cost $9,958,050)			10,241,715

	Contracts
	(100 shares
	per contract)
PURCHASED
OPTIONS (a) – 11.9%

Put Options – 11.9%

Automobile Retail Stores – 0.2%
AutoNation, Inc.
Expiration January 2013,
Exercise Price $40.00	1,380		155,250

Index-Linked ETFs – 11.5%
SPDR S&P 500 ETF Trust
Expiration January 2013,
Exercise Price $140.00	4,960		590,240
SPDR S&P 500 ETF Trust
Expiration March 2013,
Exercise Price $145.00	1,170		637,650
SPDR S&P 500 ETF Trust
Expiration December 2013,
Exercise Price $200.00	470		2,804,490
SPDR S&P 500 ETF Trust
Expiration December 2013,
Exercise Price $205.00	438		2,839,992
SPDR S&P 500 ETF Trust
Expiration January 2014,
Exercise Price $200.00	470		2,806,840
			9,679,212

The accompanying notes are an integral part of these financial statements.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED SCHEDULE OF
INVESTMENTS (continued)
December 31, 2012

	Contracts
	(100 shares
	per contract)	Value
PURCHASED
OPTIONS (a) – 11.9% (continued)

Metals and Mining – 0.2%
Arch Coal, Inc.
Expiration January 2013,
Exercise Price $8.00	2,183	$196,470

TOTAL PURCHASED OPTIONS
(Cost $11,715,424)		10,030,932

	Shares
SHORT-TERM INVESTMENTS – 27.8%

MONEY MARKET FUND – 1.7%
First American Treasury
Obligations, Class Z ,
0.000% (d)	1,457,389	1,457,389

	Principal
	Amount
U.S. TREASURY BILLS (e) – 26.1%
United States Treasury Bills,
0.091%, 1/24/13	$2,000,000	1,999,884
United States Treasury Bills,
0.029%, 3/7/13	10,000,000	9,999,470
United States Treasury Bills,
0.059%, 4/4/13	10,000,000	9,998,470

TOTAL U.S.
TREASURY BILLS		21,997,824

TOTAL SHORT-TERM
INVESTMENTS
(Cost $23,452,760)		23,455,213

TOTAL INVESTMENTS
(Cost $82,793,596) – 98.7%		83,110,435
Other Assets in Excess
of Liabilities – 1.3%		1,110,170

TOTAL NET
ASSETS – 100.0%		$84,220,605

Percentages are stated as a percent of net assets.
(a)	Non-income producing securities
(b)	Foreign Domiciled
(c)	Security held by EWM Cayman, Ltd.
(d)	Variable Rate Security – the rate shown is the annualized seven-day effective yield as of December 31, 2012
(e)	Yield shown is effective yield as of December 31, 2012
(R$) – Brazilian Real
(C$) – Canadian Dollar
(kr) – Norwegian Krone

The accompanying notes are an integral part of these financial statements.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED STATEMENT OF
ASSETS AND LIABILITIES
December 31, 2012

ASSETS:
Investments, at value (cost $82,793,596)	$83,110,435
Receivable for fund shares sold	1,671,240
Interest receivable	48,666
Dividends receivable	40,745
Expense reimbursement
due from Adviser (Note 5)	22,446
Prepaid expenses	19,294
Total Assets	84,912,826

LIABILITIES:
Payable for fund shares redeemed	548,399
Accrued expenses and other payables	70,803
Investment advisory fee payable (Note 5)	56,759
Shareholder servicing fee payable	16,260
Total Liabilities	692,221
NET ASSETS	$84,220,605

NET ASSETS CONSIST OF:
Capital stock	$107,097,120
Net unrealized appreciation on
investments and translation of assets
and liabilities in foreign currencies	316,839
Accumulated net investment loss	(174,932)
Accumulated undistributed net
realized loss on investments and
foreign currency transactions	(23,018,422)
TOTAL NET ASSETS	$84,220,605

Net assets – Investor Class	$71,606,503
Shares outstanding – Investor Class
(unlimited shares authorized, no par value)	8,963,206
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$7.99

Net assets – Institutional Class	$12,614,102
Shares outstanding – Institutional Class
(unlimited shares authorized, no par value)	1,576,596
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$8.00

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED STATEMENT OF OPERATIONS
For the year ended December 31, 2012

INVESTMENT INCOME:
Dividend income
(net of $3,516 foreign tax withheld)	$650,159
Interest income	132,597
Total investment income	782,756

EXPENSES:
Investment advisor fees (Note 5)	653,712
Shareholder servicing fees –
Investor Class (Note 5)	208,385
Administration and fund accounting fees	147,915
Federal and state registration fees	56,171
Directors’ fees and expenses	41,304
Transfer agent fees and expenses	38,261
Professional fees	35,987
Custody fees	13,142
Insurance expense	9,786
Reports to shareholders	6,342
Total expenses before
expense reimbursement	1,211,005
Expenses reimbursed by Adviser (Note 5)	(130,940)
Net expenses	1,080,065
NET INVESTMENT LOSS	(297,309)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY:
Net realized loss on investments
and foreign currency transactions	(21,018,257)
Change in unrealized appreciation
(depreciation) on investments and
translation of assets and
liabilities in foreign currencies	265,577
Net realized and unrealized gain (loss)
on investments and foreign currency	(20,752,680)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(21,049,989)

The accompanying notes are an integral part of these financial statements.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED STATEMENTS OF
CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	December 31,	December 31,
	2012	2011(1)
OPERATIONS:
Net investment loss	$(297,309)	$(99,606)
Net realized loss on
investment and foreign
currency transactions	(21,018,257)	(3,057,127)
Change in unrealized
appreciation (depreciation) on
investments and translation
of assets and liabilities
in foreign currencies	265,577	51,262
Net decrease in net assets
resulting from operations	(21,049,989)	(3,105,471)
CAPITAL SHARE TRANSACTIONS:
Investor Class
Proceeds from shares sold	58,549,752	79,947,178
Cost of shares redeemed	(41,751,742)	(1,870,114)
Reinvested distributions	—	142,478
Net increase in net assets
resulting from Investor
Class transactions	16,798,010	78,219,542
Institutional Class(2)
Proceeds from shares sold	16,267,741	—
Cost of shares redeemed	(2,350,962)	—
Reinvested distributions	—	—
Net increase in net assets
resulting from Institutional
Class transactions	13,916,779	—
Increase in net assets
resulting from
capital share transactions	30,714,789	78,219,542
DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME:	—	(658,266)
TOTAL INCREASE IN
NET ASSETS	9,664,800	74,455,805
NET ASSETS:
Beginning of period	74,555,805	100,000
End of period	$84,220,605	$74,555,805
ACCUMULATED NET
INVESTMENT LOSS	$(174,932)	$(59,622)

(1)	The Fund commenced operations on July 1, 2011.
(2)	The Institutional Class commenced operations on April 30, 2012.

The accompanying notes are an integral part of these financial statements.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS
December 31, 2012

1.	Organization
Evercore Wealth Management Macro Opportunity Fund and its subsidiary (the “Fund”), a series of The Wall Street EWM Funds Trust (the “Trust”), which was formed as a Delaware statutory trust on April 11, 2011, is a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund seeks long-term capital appreciation by investing in a combination of fixed income securities, equity securities, currencies and commodity linked instruments.  The Fund utilizes a wholly-owned subsidiary to achieve its investment objective.  See Note 2(f). The Fund currently offers Investor Class and Institutional Class shares, each of which represent an interest in the same assets of the Fund, have the same rights, and are identical in all material respects, except that certain class-specific expenses will he borne solely by the class to which such expenses are attributable.  The Investor Class commenced operations on July 1, 2011, and the Institutional Class commenced operations on April 30, 2012.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period.  Actual results could differ from those estimates and assumptions.

(a) Investment Valuation – Common stocks, exchange-traded funds, options and other securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the mean between the closing bid and asked prices.  Debt securities (other than short-term instruments) are valued at the mean price furnished by a national pricing service, which uses various valuation methodologies, such as matrix pricing and other analytical pricing models, as well as market transactions and dealer quotations, and are subject to review by the Fund’s investment adviser and determination of the appropriate price

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS (continued)
December 31, 2012

whenever a furnished price is significantly different from the previous day’s furnished price.  Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.  Short-term debt securities maturing within 60 days are valued at amortized cost.  Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Fund’s investment adviser pursuant to procedures approved by and under the supervision of the Fund’s Board of Trustees.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the following three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –
Observable inputs other than quoted prices included in Level 1.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.  As of December 31, 2012, the Fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total
Common
Stocks	$6,621,404	$—	$—	$6,621,404
Foreign
Government
Bonds	—	7,756,427	—	7,756,427
Corporate
Bonds	—	1,797,619	—	1,797,619
Exchange
Traded
Funds	23,207,125	—	—	23,207,125
Mutual
Funds	10,241,715	—	—	10,241,715
Purchased
Options	10,030,932	—	—	10,030,932
Short-Term
Investments	1,457,389	21,997,824	—	23,455,213
	$51,558,565	$31,551,870	$—	$83,110,435

Please refer to the Consolidated Schedule of Investments for further industry breakout.  The Fund did not hold any Level 3 assets during the period.  Transfers between levels are recognized at the end of the reporting period.  During the year ended December 31, 2012, the Fund did not have any transfers between valuation levels.

(b) Federal Income and Excise Taxes – The Fund intends to meet the requirements of  the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.  The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  Management has concluded the there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on returns filed for open tax years 2011 and 2012.

(c) Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS (continued)
December 31, 2012

characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.  These reclassifications have no effect on net assets or net asset value per share.

(d) Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts and premiums are amortized over the life of the security.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

(e) Foreign Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign currency gains or losses that arise from currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

(f) Consolidation of Subsidiary – The consolidated financial statements include the accounts of EWM Cayman, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in its Subsidiary. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. As of December 31, 2012, the Subsidiary’s net assets were $13,350,625, which represented approximately 15.9% of the Fund’s net assets.  The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gain will be included each year in the Fund’s investment company taxable income.

3.	Purchased Options
The Fund may invest in options in order to manage risk, or gain or reduce exposure to various other investments or markets. Premiums paid for options purchased are recorded as investments and marked-to-market daily to reflect the current market value of the options. If an option purchased expires, a loss is realized in the amount of the cost of the option. If a purchased option is sold, a gain or loss is realized to the extent that the sales proceeds are greater or less than the cost of the option. If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security acquired is increased by the premium paid for the call. Purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded.

As of December 31, 2012, the Fund’s purchased options are included as investments on the Consolidated Statement of Assets and Liabilities with a total fair value of $10,030,932 and a total cost of $11,715,424. The Consolidated Statement of Operations for the period ended December 31, 2012 includes realized losses and change in unrealized depreciation of $(16,001,599) and $423,210, respectively, for purchased options.  As of December 31, 2011, there were 23,688 options contracts outstanding, and during the year ended December 31, 2012, 108,475 option contracts were purchased, 1,336 options contracts expired, and 119,756 options contracts were terminated in closing transactions, resulting in 11,071 options contracts outstanding as of December 31, 2012.

4.	Investment Transactions
The aggregate purchases and sales of securities for the year ended December 31, 2012, excluding short-term investments, were $103,119,797 and $78,091,442, respectively.  There were no purchases or sales of long-term U.S. government securities.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS (continued)
December 31, 2012

5.	Investment Adviser
Evercore Wealth Management, LLC (“EWM”) is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and EWM, EWM is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

EWM has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) for the Fund do not exceed 1.25% and 1.00% of the average daily net assets of the Investor Class and the Institutional Class, respectively. This agreement will continue in effect until June 30, 2013. EWM has the right to recover any fee reductions and/or expense reimbursements made in the three prior fiscal years pursuant to this agreement, provided that the Fund’s total annual operating expenses do not exceed 1.25% and 1.00% of the average daily net assets of the Investor Class and the Institutional Class, respectively, in the year of reimbursement.  Accordingly, $74,151 of the expenses reimbursed by EWM during 2011 may be recovered through December 31, 2014 and $130,940 of the expenses reimbursed by EWM during 2012 may be recovered through December 31, 2015. Upon liquidation of the Fund, the noted expenses reimbursed will cease to be available for recovery by EWM. See Note 10. For the year ended December 31, 2012, EWM received $653,712 in investment advisory fees and reimbursed Fund expenses of $130,940.

The Fund has a shareholder servicing agreement (a “Servicing Agreement”) with EWM pursuant to which EWM may compensate certain persons who provide shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders. For services provided under the Servicing Agreement, EWM receives fees from the Investor Class shares of the Fund at an annual rate of 0.25% of the average daily net assets. This agreement will continue in effect until June 30, 2013. For the year ended December 31, 2012, EWM received $208,385 in shareholder servicing fees.

Certain officers and trustees of the Trust are interested persons of EWM.

6.	Shares of Common Stock
Transactions in shares of common stock were as follows:

	Period ended	Period ended
	December 31,	December 31,
	2012	2011(1)
Investor Class
Shares Sold	6,379,560	7,547,851
Shares Redeemed	(4,798,114)	(180,212)
Shares Reinvested	—	14,120
Net Increase	1,581,447	7,381,759
Institutional Class(2)
Shares Sold	1,844,027	—
Shares Redeemed	(267,431)	—
Shares Reinvested	—	—
Net Increase	1,576,596	—
Net Increase in
Shares Outstanding	3,158,043	7,381,759

(1)	The Fund commenced operations on July 1, 2011.
(2) The Institutional Class commenced operations on April 30, 2012.

7.	Tax Information
As of December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

Cost of Investments	$82,701,284
Gross unrealized appreciation	$2,385,906
Gross unrealized depreciation	(1,976,755)
Net unrealized appreciation	409,151
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	$(23,285,666)
Total accumulated earnings (losses)	$(22,876,515)

The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales, and adjustments for investments in partnerships.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS (continued)
December 31, 2012

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
Ordinary Income	$—	$658,266
Long-term capital gains	$—	$—

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward and offset such losses against any future realized capital gains.  At December 31, 2012, the Fund had a short-term capital loss carryover of $21,932,527 and a long-term capital loss carryover of $1,178,207, which may be carried forward indefinitely to offset future capital gains. Upon liquidation of the Fund, the capital loss carryovers will cease to be available for future use. See Note 10.

8.	Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2012, SEI Private Trust Co. beneficially owned 56.70% and Charles Schwab & Co. Inc. beneficially owned 34.0% of the outstanding shares of the Investor Class.  Additionally, Charles Schwab & Co. Inc. beneficially owned 57.3% and National Financial Services beneficially owned 37.9% of the outstanding shares of the Institutional Class.

9.	Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with its service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

10.	Subsequent Events
On January 4, 2013, the Board of Trustees of the Trust (the “Board”), approved a plan to liquidate and terminate the Fund upon the recommendation of Evercore Wealth Management, LLC (the “Adviser”), the Fund’s investment adviser.  Due to the anticipated redemption of substantially all assets of the Fund, the Adviser does not believe that it can continue to conduct the Fund’s business and operations in an economically efficient manner.  As such, the Board concluded that it would be in the best interests of the Fund and its shareholders that the Fund be closed and liquidated as a series of the Trust effective as of the close of business on February 14, 2013.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of common stock outstanding throughout each period.

	Investor Class		Institutional Class
	For the Year	For the Period	For the Period
	Ended	Ended	Ended
	December 31, 2012	December 31, 2011(1)	12/31/2012(2)
Per Share Data:
Net asset value, beginning of period	$10.10	$10.00	$9.08
Income from investment operations:
Net investment loss(3)	(0.03)	(0.01)	(0.01)
Net realized and unrealized gains
(losses) on investments(4)	(2.08)	0.20	(1.07)
Total from investment operations	(2.11)	0.19	(1.08)
Less distributions:
Distributions from net investment income	—	(0.09)	—
Total distributions	—	(0.09)	—
Net asset value, end of period	$7.99	$10.10	$8.00

Total return(5)	(20.89)%	1.94%	(11.89)%

Supplemental data and ratios:
Net assets, end of period (000’s)	$71,607	$74,556	$12,614
Ratio of operating expenses to average
net assets, before reimbursements(6)	1.40%	1.64%	1.24%
Ratio of operating expenses to average
net assets, net of reimbursement(6)	1.25%	1.25%	1.00%
Ratio of net investment loss to average
net assets, before reimbursements(6)	(0.50)%	(0.90)%	(0.34)%
Ratio of net investment loss to
average net assets, net of reimbursement(6)	(0.35)%	(0.52)%	(0.10)%
Portfolio turnover rate(5)	139.82%	190.94%	139.82%

(1)	Inception date of the Investor Class was July 1, 2011.
(2)	The Institutional Class commenced operations on April 30, 2012.
(3)	Net investment gain per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses on the Consolidated Statement of Operations due to share transactions for the period.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Evercore Wealth Management Macro Opportunity Fund and Subsidiary

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Evercore Wealth Management Macro Opportunity Fund and Subsidiary (the “Fund”), a series of Wall Street EWM Funds Trust, as of December 31, 2012, and the related consolidated statements of operations for the year then ended, changes in net assets and the consolidated financial highlights for each of the two periods in the period then ended.  These consolidated financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements.  Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evercore Wealth Management Macro Opportunity Fund and Subsidiary as of December 31, 2012, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 10 to the financial statements, the Board of Trustees of Wall Street EWM Funds Trust approved the liquidation of Evercore Wealth Management Macro Opportunity Fund and Subsidiary on January 4, 2013.  As a result, the Evercore Wealth Management Macro Opportunity Fund and Subsidiary changed its basis of accounting from the going concern basis to the liquidation basis effective January 4, 2013.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
March 1, 2013

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
PERFORMANCE INFORMATION
For periods ended December 31, 2012 (Unaudited)

Value of $10,000 Investment

This chart assumes an initial investment of $10,000 on July 1, 2011.  Fund performance reflects any fee waivers in effect.  In the absence of fee waivers, total return would be reduced.  Returns shown include the reinvestment of all distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

Total Return from July 1, 2011 (Inception)
through December 31, 2012

Since Inception
Evercore Wealth Management Macro
Opportunity Fund – Investor Class	-19.36%
Barclays Capital U.S. TIPS Index1	15.00%
S&P 500 Index2	10.12%

Index performance is for illustrative purposes only and does not reflect any fees, expenses, or taxes.  Direct investment in the indexes is not available.

1	Barclays Capital U.S. TIPS Index – an unmanaged index that tracks inflation protected securities issued by the U.S. Treasury.

2	S&P 500 Index – an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks.

Performance for the Institutional Class is not presented.  Performance for this class will vary due to the different expense structure.

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
EXPENSE EXAMPLE
For the Six Months Ended December 31, 2012 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

			Expenses
			Paid
	Beginning	Ending	During
	Account	Account	Period
	Value	Value	(7/1/12 to
	(7/1/12)	(12/31/12)	12/31/12)
Investor Class Actual	$1,000.00	$886.80	$5.931
Investor Class
Hypothetical (5%
return before expenses)	$1,000.00	$1,012.57	$6.321
Institutional Class Actual	$1,000.00	$ 886.90	$4.742
Institutional Class
Hypothetical (5%
return before expenses)	$1,000.00	$1,015.08	$5.072

1
Expenses are equal to the Fund’s annualized expense ratio of 1.25% for the Investor Class for the six-month period, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the period from July 1, 2012 to December 31, 2012).

2
Expenses are equal to the Fund’s annualized expense ratio of 1.00% for the Institutional Class for the six-month period, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the period from July 1, 2012 to December 31, 2012).

EVERCORE WEALTH MANAGEMENT MACRO OPPORTUNITY FUND
ALLOCATION OF PORTFOLIO ASSETS BY SECURITY TYPE
(Calculated as a percentage of net assets)
December 31, 2012 (Unaudited)

EVERCORE WEALTH MANAGEMENT MACRO OPPORTUNITY FUND
TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below.  The SAI includes additional information about the Fund’s officers and trustees and is available, without charge, upon request by calling 1-800-443-4693.

Number of
		Term of		Portfolios in
Name,		Office and		Fund Complex	Other Directorships
Year of Birth		Length of	Principal Occupation	Overseen by	Served During
and Address	Position	Time Served	During Past 5 Years	Director	Past 5 Years

INDEPENDENT
TRUSTEES:

Laird I. Grant	Trustee	Since 2012	Retired; Managing Director	2	Barnard College
55 East 52nd Street,			and Senior Portfolio		1997-2007; Planned
23rd Floor			Manager, U.S. Trust		Parenthood of
New York, NY 10055			Company of Florida,		Collier County
Age: 67			2001-2008.		2001-2008;
Common Cents,
New York City
2008-2009

Susan Suvall	Trustee	Since 2012	Retired; Group Managing	2	None
55 East 52nd Street,			Director and Senior
23rd Floor			Portfolio Manager,
New York, NY 10055			U.S. Equities Trust
Age: 53			Company of the West,
1985-2011.

INTERESTED
TRUSTEE:

Robert P. Morse*	Chairman,	Since 2011	Partner and Senior Portfolio	2	English Speaking
55 E. 52nd Street	President		Manager, Evercore Wealth		Union of the U.S.;
23rd Floor	and Trustee		Management, LLC since		Society of Mayflower
New York, NY 10055			2010; President and a		Descendants;
Age: 67			Director, Morse Williams		Whitehead Institute
			& Co., Inc., 1981 – 2010;		of Biomedical
			President and sole Director,		Research; Youngs
			Wall Street Management		Memorial Cemetery/
			Corporation 1984 -2010;		Theodore Roosevelt
			President, Morse Williams		Memorial; Sterling
			Holding Co., Inc.,		Gorge, Vermont,
			1986 – 2010.		Preservation Trust;
Morse Williams
Holding Co., Inc.

EVERCORE WEALTH MANAGEMENT MACRO OPPORTUNITY FUND
TRUSTEES AND OFFICERS (Continued)

Number of
		Term of		Portfolios in
Name,		Office and		Fund Complex	Other Directorships
Year of Birth		Length of	Principal Occupation	Overseen by	Served During
and Address	Position	Time Served	During Past 5 Years	Director	Past 5 Years

OFFICERS:

Michael R. Linburn	Executive	Since 2011	Managing Director and	2	The Stanley R. and
55 East 52nd Street,	Vice		Independent Consultant		Elisabeth G. Jacobs
23rd Floor	President		to Evercore Wealth		Foundation; eLot,
New York, NY 10055			Management, LLC since		Inc.; Health
Age: 79	Secretary	2011 – 2012	2010; Managing Director		Advocates for Older
			and Principal, Morse,		People, Inc.
	Chief	2011 – 2012	Williams & Co., Inc.,
	Compliance		2003 – 2010; Chief
	Officer		Compliance Officer,
Morse Williams & Co., Inc.
	Co-Chief	Feb. –	2005 – 2010; Director of
	Compliance	Dec. 2012	Marketing, Morse, Williams
	Officer		& Co., Inc., 1992 – 2010.

Jian H. Wang	Executive	Since 2011	Vice President, Evercore	2	None
55 East 52nd Street,	Vice		Wealth Management, LLC
23rd Floor	President		since 2010; Managing
New York, NY 10055			Director and Principal,
Age: 50	Treasurer	2011 – 2012	Morse, Williams & Co.,
Inc., 2005 to 2010; Senior
Trader, Morse, Williams &
Co., Inc., 1998 – 2010.

John J. Rendinaro	Executive	Since 2012	Partner, Head of Trading	2	None
55 East 52nd Street,	Vice President,		and Operations, Evercore
23rd Floor	Chief		Wealth Management LLC
New York, NY 10055	Operations		since 2008; Managing
Age: 51	Officer and		Director, U.S. Trust
	Treasurer		1983 – 2008.

Ruth P. Calaman	Executive	Since 2012	Chief Compliance Officer,	2	None
55 East 52nd Street,	Vice		Evercore Wealth
23rd Floor	President,		Management LLC and
New York, NY 10055	Secretary		Evercore Trust Company,
Age: 45	and Chief		N.A. since 2011; Vice
	Compliance		President and Compliance
	Officer		Officer, The Goldman Sachs
Trust Company, N.A., The
	Co-Chief	Feb. –	Goldman Sachs Trust
	Compliance	Dec. 2012	Company of Delaware and
	Officer		Goldman, Sachs & Co.
2005 – 2011.

*	Denotes a trustee who is an “interested person” as that term is defined in Section 2 (a)(19) of the 1940 Act.

ADDITIONAL INFORMATION
December 31, 2012 (Unaudited)

Results of Special Shareholder Meeting
A special meeting of the shareholders of the Fund was held on December 17, 2012, for shareholders of record as of November 14, 2012, to vote on the following proposals, the results of which are provided below.

1.To re-elect Robert P. Morse to the Fund’s Board of Trustees:

For	Withheld
11,350,543	213,965

2.To elect Susan Suvall to the Fund’s Board of Trustees:

For	Withheld
11,563,210	1,298

3.To elect Laird I. Grant to the Fund’s Board of Trustees:

For	Withheld
11,558,008	6,500

Availability of Proxy Voting Information
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 443-4693 or by accessing the Fund’s website at www.evercorewealthfunds.com and the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at (800) 443-4693.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

TRUSTEES
Robert P. Morse, Chairman
Laird I. Grant
Susan Suvall

OFFICERS
Robert P. Morse, President
Michael R. Linburn, Executive Vice President
Jian H. Wang, Executive Vice President
Ruth Calaman, Executive Vice President,
  Secretary & Chief Compliance Officer
John Rendinaro, Executive Vice President
  & Treasurer

INVESTMENT ADVISOR
Evercore Wealth Management, LLC
55 E. 52nd Street
23rd Floor
New York, New York 10055

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
P.O. Box 701
Milwaukee, Wisconsin 53201

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

EVERCORE WEALTH MANAGEMENT
MACRO OPPORTUNITY FUND
555 E. 52nd Street
23rd Floor
(800) 443-4693
http://www.evercorewealthfunds.com

Item 2. Code of Ethics.

 The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2012	FYE 12/31/2011
Audit Fees	14,000	14,000
Audit-Related Fees	0	0
Tax Fees	4,000	4,000
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2012	FYE 12/31/2011
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Wall Street EWM Funds Trust

By (Signature and Title)* /s/ Robert P. Morse
 Robert P. Morse, President

Date     March 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
 Robert P. Morse, President

Date     March 6, 2013

By (Signature and Title)* /s/ John J. Rendinaro
  John J. Rendinaro, Treasurer

Date     March 6, 2013

* Print the name and title of each signing officer under his or her signature.